UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	11/30/2013

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.1%
ASSET-BACKED SECURITIES — 0.2%
COLLATERALIZED DEBT OBLIGATIONS
Liberty Square CDO Ltd. (Cayman Islands), Series 2001-2A, Class D, 144A(a)	NR	6.911%(b)	06/15/14	(c)	3,287	$ 32,870

COLLATERALIZED LOAN OBLIGATIONS — 0.2%
Baker Street CLO II Ltd., Series 2006-1A, Class E, 144A	Ba3	4.194%(b)	10/15/19		2,851	2,649,019
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A	Ba3	4.502%(b)	06/18/21	(c)	2,261	2,029,178

						4,678,197

TOTAL ASSET-BACKED SECURITIES (cost $4,937,047)						4,711,067

BANK LOANS(b) — 1.4%
Capital Goods — 0.2%
CPM Acquisition Corp.	Caa1	10.250%	02/26/18		7,250	7,304,375

Energy - Other — 0.3%
Fieldwood Energy LLC	B2	8.375%	09/30/20		3,000	3,056,787
Shelf Drilling Holdings Ltd. (original cost $4,863,250; purchased 10/10/12)	Ba1	6.250%	05/31/18	(c)(d)	4,963	4,962,500

						8,019,287

Gaming — 0.4%
Caesars Entertainment Operating Co.	B3	9.500%	10/31/16		5,472	5,483,548
CCM Merger, Inc.	B2	5.000%	03/01/17		3,425	3,443,636
Golden Nugget, Inc.	Ba3	5.450%	11/06/19		450	453,645
Golden Nugget, Inc.	Ba3	5.460%	11/30/19		1,050	1,058,505
Yonkers Racing Corp.	B3	8.750%	08/20/20		2,500	2,512,500

						12,951,834

Lodging — 0.1%
Four Seasons Holdings, Inc.	Caa1	6.250%	12/28/20		1,750	1,791,563

Media & Entertainment — 0.1%
Clear Channel Communcations, Inc.	Caa1	3.810%	01/29/16		5,000	4,830,555

Retailers — 0.1%
Sears Roebuck Acceptance Corp.	Ba3	5.500%	06/29/18		2,525	2,536,254

Technology — 0.2%
Kronos, Inc.	Caa2	9.750%	04/30/20		5,875	6,056,144

TOTAL BANK LOANS (cost $42,582,491)						43,490,012

CORPORATE BONDS — 94.3%
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc., Gtd. Notes	B1	6.875%	09/15/20	(e)	1,800	1,944,000
Alliant Techsystems, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.250%	10/01/21		1,300	1,306,500
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%	01/15/23	(e)	4,931	4,906,345
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%	03/15/22	(e)	3,075	3,059,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%	03/15/18	(e)	2,000	2,270,000
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20		4,250	4,611,250
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18		2,850	2,960,438
Sequa Corp., Gtd. Notes, 144A (original cost $7,449,219; purchased 12/10/12-05/10/13)	Caa1	7.000%	12/15/17	(c)(d)(e)	7,400	7,400,000
TransDigm, Inc., Gtd. Notes	Caa1	7.500%	07/15/21	(e)	5,200	5,590,000
TransDigm, Inc., Gtd. Notes	Caa1	7.750%	12/15/18		6,925	7,444,375

						41,492,533

Automotive — 3.4%
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.250%	03/15/21	(e)	4,525	4,751,250
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%	10/15/22	(e)	5,475	5,789,813
Chrysler Group LLC, Sec’d. Notes	B1	8.000%	06/15/19	(e)	1,375	1,526,250
Chrysler Group LLC, Sec’d. Notes	B1	8.250%	06/15/21	(e)	9,525	10,834,688
Dana Holding Corp., Sr. Unsec’d. Notes	B2	5.375%	09/15/21		1,650	1,670,625
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%	02/15/21		10,085	10,891,800
Delphi Corp., Gtd. Notes	Ba1	5.000%	02/15/23		6,215	6,432,525
Delphi Corp., Gtd. Notes	Ba1	6.125%	05/15/21	(e)	7,150	7,865,000
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	3.500%	10/02/18		3,550	3,616,563
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	4.875%	10/02/23		12,550	12,628,438
General Motors Co., Sr. Unsec’d. Notes, 144A	Ba1	6.250%	10/02/43		2,905	2,948,575
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	2.750%	05/15/16		1,195	1,209,938
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	3.250%	05/15/18		1,225	1,228,063
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	Ba2	5.625%	02/01/23	(e)	650	645,125
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18		4,428	4,660,470
Lear Corp., Gtd. Notes	Ba2	8.125%	03/15/20		8,480	9,370,400
Lear Corp., Gtd. Notes, 144A	Ba2	4.750%	01/15/23	(e)	775	738,188
Meritor, Inc., Gtd. Notes	B3	6.750%	06/15/21	(e)	4,325	4,346,625
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	Ba2	4.750%	05/15/21	(e)	4,250	4,239,375
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	6.875%	10/01/20		5,500	5,678,750

						101,072,461

Banking — 0.6%
Ally Financial, Inc., Gtd. Notes	B1	5.500%	02/15/17		1,325	1,433,737
Ally Financial, Inc., Gtd. Notes	B1	6.750%	12/01/14		2,035	2,139,294
Ally Financial, Inc., Gtd. Notes	B1	8.000%	03/15/20	(e)	5,425	6,510,000
Bank of America Corp., Jr. Sub. Notes	Ba3	5.200%(b)	12/31/49	(e)	2,975	2,677,500
Citigroup, Inc., Jr. Sub. Notes	Ba3	5.350%(b)	12/31/49		3,000	2,647,500
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	6.000%(b)	12/31/49	(e)	3,000	2,887,500
Wachovia Bank NA, Sub. Notes	A1	6.600%	01/15/38		375	466,931

						18,762,462

Brokerage — 0.4%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(f)	4.750%	02/15/23		3,100	3,230,978
Jefferies LoanCore LLC/JLC Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.875%	06/01/20		2,675	2,641,563
KKR Group Finance Co., LLC, Gtd. Notes, 144A	A-(f)	6.375%	09/29/20		5,000	5,689,225

						11,561,766

Building Materials & Construction — 3.5%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	7.250%	02/01/23		1,425	1,396,500
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	06/15/18		4,000	4,250,000
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	05/15/19		5,500	5,898,750
Beazer Homes USA, Inc., Gtd. Notes, 144A	Caa2	7.500%	09/15/21		6,225	6,333,938
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	B2	6.125%	07/01/22		6,023	5,992,885

Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,215,000; purchased 04/19/13)	Ba3	6.750%	05/01/21	(c)(d)	2,000	2,155,000
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)	Ba3	6.875%	08/15/18	(c)(d)(e)	3,000	3,202,500
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10-04/27/11)	Baa3	7.000%	02/15/20	(c)(d)(e)	3,525	3,789,375
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	B+(f)	9.375%	10/12/22	(e)	7,400	8,195,500

CPG Merger Sub LLC, Gtd. Notes, 144A	Caa2	8.000%	10/01/21		570	594,225
D.R. Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	(e)	13,650	12,899,250
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16		100	109,750
HD Supply, Inc., Gtd. Notes	Caa2	7.500%	07/15/20		6,060	6,423,600
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/20	(e)	8,700	9,200,250
KB Home, Gtd. Notes	B2	7.000%	12/15/21	(e)	2,800	2,891,000
KB Home, Gtd. Notes	B2	7.500%	09/15/22	(e)	7,195	7,572,738
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.950%	03/15/22	(e)	1,475	1,557,969
Standard Pacific Corp., Gtd. Notes	B2	6.250%	12/15/21	(e)	3,225	3,305,625
Standard Pacific Corp., Gtd. Notes	B2	8.375%	05/15/18	(e)	550	640,750
Standard Pacific Corp., Gtd. Notes	B2	8.375%	01/15/21	(e)	400	460,000
Standard Pacific Corp., Gtd. Notes	B2	10.750%	09/15/16	(e)	2,725	3,297,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20		5,118	5,604,210
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20		1,587	1,737,765
Toll Brothers Finance Corp., Gtd. Notes	Ba1	4.000%	12/31/18		825	837,375
WCI Communities, Inc., Gtd. Notes, 144A	B3	6.875%	08/15/21		7,425	7,295,063

						105,641,268

Cable — 3.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	5.875%	09/15/22	(e)	1,928	1,865,340
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18	(e)	3,000	3,360,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		8,475	9,809,813
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.125%	02/15/23	(e)	3,475	3,249,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22	(e)	1,760	1,658,800
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24	(e)	13,330	12,563,525
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20		725	792,063
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21	(e)	1,500	1,447,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.750%	09/01/23	(e)	8,675	8,176,188
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	5.125%	12/15/21	(e)	6,875	6,531,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20		6,250	6,453,125
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21	(e)	4,500	4,848,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	(e)	875	1,008,438
DISH DBS Corp., Gtd. Notes	Ba3	4.250%	04/01/18		1,550	1,577,125
DISH DBS Corp., Gtd. Notes	Ba3	5.000%	03/15/23	(e)	2,050	1,952,625
DISH DBS Corp., Gtd. Notes	Ba3	5.875%	07/15/22	(e)	3,075	3,113,438
DISH DBS Corp., Gtd. Notes	Ba3	6.750%	06/01/21		725	781,188
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18		4,775	5,121,188
ONO Finance II PLC (Spain), Gtd. Notes, 144A	Caa1	10.875%	07/15/19		1,300	1,410,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	5.750%	01/15/23	(e)	8,683	8,422,510
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		3,050	3,274,938
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21	(e)	3,675	4,014,938
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22	(e)	4,625	4,960,313
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22	(e)	4,150	4,067,000
Videotron Ltd. (Canada), Gtd. Notes	Ba2	6.375%	12/15/15		2,050	2,052,563
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	5.375%	04/15/21		4,275	4,349,813

WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	(e)	2,100	2,194,500

						109,056,556

Capital Goods — 6.7%
ADS Waste Holdings, Inc., Gtd. Notes, 144A	Caa1	8.250%	10/01/20		5,025	5,313,938
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18		1,850	1,963,313
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18		1,300	1,379,625
Amsted Industries, Inc., Sr. Notes, 144A (original cost $2,928,760; purchased 03/12/10)	Ba3	8.125%	03/15/18	(c)(d)	2,950	3,112,250
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	B1	6.500%	07/15/22		6,100	6,527,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	2.741%(b)	05/15/14		186	185,981
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19	(e)	4,200	4,578,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%	03/15/20		3,075	3,597,750
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%	09/01/22		3,800	3,724,000
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17		4,335	5,126,138
CBRE Services, Inc., Gtd. Notes	Ba1	5.000%	03/15/23		7,575	7,281,469
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%	08/01/20	(e)	6,375	6,550,313
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,330,000; purchased 04/08/13)	B2	8.750%	12/15/19	(c)(d)	4,000	4,370,000
Columbus McKinnon Corp., Gtd. Notes	B1	7.875%	02/01/19		3,410	3,648,700
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21		5,275	5,604,688
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,020,000; purchased 07/22/13-07/24/13)	Caa1	6.875%	08/15/21	(c)(d)(e)	5,020	5,032,550
General Cable Corp., Gtd. Notes, 144A	B2	5.750%	10/01/22	(e)	5,487	5,432,130
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18		8,375	8,940,313
H&E Equipment Services, Inc., Gtd. Notes	B3	7.000%	09/01/22		6,750	7,374,375
Hertz Corp. (The), Gtd. Notes	B2	5.875%	10/15/20		1,275	1,322,813
Hertz Corp. (The), Gtd. Notes	B2	6.250%	10/15/22	(e)	1,925	2,002,000
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19	(e)	3,740	4,029,850
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	(e)	2,625	2,838,281
Interline Brands, Inc., Gtd. Notes	B3	7.500%	11/15/18	(e)	4,950	5,234,625
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17		5,925	6,265,688
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375%	12/15/18		5,175	5,433,750
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19		9,475	10,375,125
Manitowoc Co., Inc. (The), Gtd. Notes	B2	5.875%	10/15/22	(e)	2,450	2,474,500
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $4,026,250; purchased 04/12/13-07/02/13)	Caa2	7.875%	05/01/18	(c)(d)	4,050	4,242,375
Rexel SA (France), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/19		3,100	3,224,000
SPX Corp., Gtd. Notes	Ba3	6.875%	09/01/17	(e)	3,475	3,918,063
Terex Corp., Gtd. Notes	B2	6.000%	05/15/21	(e)	7,625	7,872,813
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20	(e)	4,225	4,489,063
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18		482	528,393
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,070,150; purchased 10/10/13)	Caa1	7.500%	02/15/19	(c)(d)	4,010	4,120,275
United Rentals North America, Inc., Gtd. Notes	B2	7.375%	05/15/20		2,400	2,682,000
United Rentals North America, Inc., Gtd. Notes	B2	7.625%	04/15/22		13,080	14,649,600
United Rentals North America, Inc., Gtd. Notes	B3	8.375%	09/15/20	(e)	3,175	3,540,125
United Rentals North America, Inc., Gtd. Notes	B2	9.250%	12/15/19		1,450	1,618,563
United Rentals North America, Inc., Sr. Unsec’d. Notes	B2	8.250%	02/01/21	(e)	8,271	9,408,263
United Rentals North America, Inc., Sr. Unsec’d. Notes	B2	10.250%	11/15/19		2,050	2,311,375
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17		10,575	10,892,250

						203,216,323

Chemicals — 3.7%
Ashland, Inc., Gtd. Notes	Ba1	4.750%	08/15/22		225	214,313
Ashland, Inc., Sr. Unsec’d. Notes	Ba1	3.875%	04/15/18		340	341,700
Axiall Corp., Gtd. Notes, 144A	Ba3	4.875%	05/15/23	(e)	2,100	1,974,000
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22		3,050	2,928,000
Chemtura Corp., Gtd. Notes	B1	5.750%	07/15/21	(e)	6,325	6,404,063
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%	02/15/21		2,675	2,594,750
Hexion U.S. Finance Corp., Sec’d. Notes	Caa1	9.000%	11/15/20	(e)	17,725	17,481,281
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	Ba3	6.625%	04/15/20	(e)	5,750	5,857,813
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	B3	8.875%	02/01/18	(e)	850	882,938
Huntsman International LLC, Gtd. Notes	B2	8.625%	03/15/20	(e)	1,675	1,850,875
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19		6,279	6,812,715
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.250%	08/01/23	(e)	6,250	6,437,500
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18		3,620	4,000,100
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19		6,825	7,132,125
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20		5,925	5,947,219
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500%	04/15/21		6,450	6,304,875
Rockwood Specialties Group, Inc., Gtd. Notes	Ba1	4.625%	10/15/20	(e)	2,325	2,388,938
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	(e)	10,581	12,035,888
TPC Group, Inc., Sr. Sec’d. Notes, 144A	B3	8.750%	12/15/20		8,200	8,661,250
Tronox Finance LLC, Gtd. Notes	B2	6.375%	08/15/20	(e)	6,380	6,387,975
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV (Netherlands), Gtd. Notes, 144A	Caa1	7.375%	05/01/21	(e)	4,650	4,929,000

						111,567,318

Consumer — 1.7%
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A	Caa1	8.500%	12/01/21	(e)	6,225	6,349,500
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19		3,100	3,208,500
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21		3,550	3,345,875
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/20		3,325	3,591,000
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%	12/15/22	(e)	2,900	2,726,000
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20		4,060	4,435,550
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18		2,700	2,808,000
Service Corp. International, Sr. Unsec’d. Notes	B1	4.500%	11/15/20		2,300	2,222,375
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	06/15/17		2,225	2,497,563
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	05/15/19		8,775	9,389,250
Service Corp. International, Sr. Unsec’d. Notes, 144A	B1	5.375%	01/15/22		975	984,750
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.375%	11/15/20	(e)	3,225	3,434,625
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19		4,525	4,796,500
Visant Corp., Gtd. Notes	Caa2	10.000%	10/01/17	(e)	1,995	1,865,325

						51,654,813

Electric — 4.6%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	4.875%	05/15/23		4,375	4,123,438
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.375%	07/01/21	(e)	8,950	10,113,500
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17		1,250	1,465,625
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	06/01/20		1,100	1,287,000

Calpine Corp., Sr. Sec’d. Notes, 144A	B1	6.000%	01/15/22	(e)	2,325	2,388,938
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21		6,796	7,407,640
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20		7,500	8,212,500
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23	(e)	3,975	4,352,625
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22		2,200	2,267,027
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20		2,850	3,112,935
DPL, Inc., Sr. Unsec’d. Notes	Ba2	6.500%	10/15/16		2,400	2,592,000
DPL, Inc., Sr. Unsec’d. Notes	Ba2	7.250%	10/15/21	(e)	6,780	6,915,600
Dynegy, Inc., Sr. Notes, 144A	B3	5.875%	06/01/23	(e)	10,600	9,964,000
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes	CC(f)	11.000%	10/01/21		4,500	4,950,000
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes, 144A	Caa1	12.250%	03/01/22	(e)	19,700	22,852,000
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.500%	10/01/21	(e)	1,000	1,090,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	B2	9.500%	10/15/18	(e)	2,500	2,881,250
GenOn REMA LLC, Pass-Through Certificates, Series B	B2	9.237%	07/02/17	(c)	2,120	2,183,805
GenOn REMA LLC, Pass-Through Certificates, Series C	B2	9.681%	07/02/26		6,275	6,463,250
Intergen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,665,973; purchased 6/07/13)	B1	7.000%	06/30/23	(c)(d)(e)	4,750	4,904,375
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16		55	60,638
Mirant Corp., Bonds, 144A	NR	7.400%	07/15/49	(c)	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	Ba2	9.125%	06/30/17		6,933	7,557,221
NRG Energy, Inc., Gtd. Notes	B1	6.625%	03/15/23	(e)	900	922,500
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18	(e)	8,300	9,462,000
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19	(e)	500	531,250
NRG Energy, Inc., Gtd. Notes	B1	7.875%	05/15/21	(e)	4,100	4,571,500
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20	(e)	4,400	4,895,000

						137,530,292

Energy — Integrated — 0.1%
Murphy Oil USA, Inc., Gtd. Notes, 144A	Ba3	6.000%	08/15/23		1,975	2,014,500

Energy — Other — 8.4%
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	Caa1	7.375%	04/15/21		6,091	6,380,323
Bonanza Creek Energy, Inc., Gtd. Notes	B3	6.750%	04/15/21		7,225	7,640,438
Bristow Group, Inc., Gtd. Notes	Ba3	6.250%	10/15/22		2,800	2,961,000
CGG SA (France), Gtd. Notes	Ba3	6.500%	06/01/21		2,200	2,260,500
CGG SA (France), Gtd. Notes	Ba3	7.750%	05/15/17	(e)	699	719,096
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	04/01/23		6,875	6,978,125
Concho Resources, Inc., Gtd. Notes	Ba3	6.500%	01/15/22	(e)	500	541,250
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	(e)	4,600	4,738,000
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23		6,500	5,866,250
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21	(e)	3,010	3,213,175
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20		1,851	2,043,041
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375%	05/01/20	(e)	5,990	6,888,500
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875%	05/01/19		1,725	1,858,688
Harvest Operations Corp. (South Korea), Gtd. Notes	Ba3	6.875%	10/01/17	(e)	9,635	10,405,800
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	7.500%	10/01/21		2,650	2,782,500
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	8.750%	07/15/21	(e)	3,225	3,563,625
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	10.250%	04/01/19		6,000	6,810,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.125%	04/01/17		1,875	1,996,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $2,817,750; purchased 03/19/13)	Ba3	7.625%	04/15/21	(c)(d)(e)	2,550	2,766,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,653,750; purchased 03/15/13)	Ba3	8.000%	02/15/20	(c)(d)	1,500	1,623,750
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%	04/01/20	(e)	5,900	6,077,000

MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%	03/15/21	(e)	5,525	5,746,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	7.000%	03/31/24		7,975	8,134,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes	Caa1	9.250%	06/01/21		6,100	6,366,875
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24		3,725	3,715,688
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.750%	01/30/22		1,906	1,987,005
Oasis Petroleum, Inc., Gtd. Notes, 144A	B3	6.875%	03/15/22		4,900	5,267,500
Offshore Group Investment Ltd., Sr. Sec’d. Notes	B3	7.125%	04/01/23	(e)	5,300	5,459,000
Offshore Group Investment Ltd., Sr. Sec’d. Notes	B3	7.500%	11/01/19		3,150	3,417,750
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	(e)	7,675	8,202,656
Parker Drilling Co., Gtd. Notes, 144A	B1	7.500%	08/01/20		2,000	2,100,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18		1,750	1,894,375
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15		1,770	1,814,250
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.625%	05/01/21	(e)	1,000	1,093,645
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.750%	02/01/22		300	327,778
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%	12/15/21	(e)	1,875	2,001,563
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20		2,000	2,135,000
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23		7,100	6,674,000
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%	10/01/22	(e)	1,300	1,254,500
Range Resources Corp., Gtd. Notes	Ba2	5.000%	08/15/22		2,264	2,224,380
Range Resources Corp., Gtd. Notes	Ba2	5.000%	03/15/23	(e)	2,625	2,559,375
Range Resources Corp., Gtd. Notes	Ba2	5.750%	06/01/21	(e)	3,075	3,278,719
Range Resources Corp., Gtd. Notes	Ba2	6.750%	08/01/20		1,025	1,112,125
Range Resources Corp., Gtd. Notes	Ba2	8.000%	05/15/19		1,150	1,224,750
Samson Investment Co., Gtd. Notes, 144A	B3	10.500%	02/15/20	(e)	14,400	15,570,000
Sanchez Energy Corp., Gtd. Notes, 144A	Caa1	7.750%	06/15/21		5,650	5,777,125
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A	NR	6.125%	09/15/20		10,600	10,600,000
Seitel, Inc., Gtd. Notes	B3	9.500%	04/15/19	(e)	4,525	4,592,875
SESI LLC, Gtd. Notes	Ba2	6.375%	05/01/19		3,050	3,248,250
SESI LLC, Gtd. Notes	Ba2	7.125%	12/15/21		1,900	2,109,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	B1	6.000%	11/01/20		5,650	5,685,313
Walter Energy, Inc., Sr. Sec’d. Notes, 144A	B3	9.500%	10/15/19	(e)	425	444,125
Western Refining, Inc., Gtd. Notes	B3	6.250%	04/01/21		5,475	5,475,000
Whiting Petroleum Corp., Gtd. Notes	Ba2	5.000%	03/15/19		5,175	5,291,438
Whiting Petroleum Corp., Gtd. Notes	Ba2	5.750%	03/15/21	(e)	6,275	6,510,313
Whiting Petroleum Corp., Gtd. Notes, 144A	Ba2	5.750%	03/15/21		5,750	5,936,875
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17	(e)	2,925	3,129,750
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%	01/15/22	(e)	12,250	12,311,250

						252,787,434

Foods — 3.8%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20		2,800	2,919,000
B&G Foods, Inc., Gtd. Notes	B1	4.625%	06/01/21	(e)	4,200	4,011,000
Bumble Bee Acquisition Corp. (Luxembourg), Sr. Sec’d. Notes, 144A	B3	9.000%	12/15/17	(e)	579	632,558
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23		2,675	2,514,500
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18		2,750	2,963,125
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A	B3	10.000%	09/01/21		5,450	5,777,000
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18		1,350	1,488,375
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18		1,525	1,681,328
Del Monte Corp., Gtd. Notes	Caa1	7.625%	02/15/19		3,840	3,993,600
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20		4,575	4,403,438
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750%	06/15/23		5,725	5,553,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	Ba3	7.250%	06/01/21	(e)	8,900	9,233,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/11-11/16/11)	Ba3	7.250%	06/01/21	(c)(d)	3,675	3,822,000

Landry’s, Inc., Sr. Notes, 144A (original cost $17,820,579; purchased 04/19/12-08/14/13)	B3	9.375%	05/01/20	(c)(d)	17,015	18,546,350
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18		12,510	13,635,900
Post Holdings, Inc., Gtd. Notes	B1	7.375%	02/15/22		7,600	8,056,000
Post Holdings, Inc., Gtd. Notes, 144A	B1	6.750%	12/01/21		1,000	1,020,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	6.625%	08/15/22		5,450	5,756,563
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18		775	817,625
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	(e)	550	551,381
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250%	08/01/18		1,450	1,515,250
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.875%	08/01/21		4,234	4,382,190
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $3,075,000; purchased 12/07/12)	B3	8.875%	12/15/17	(c)(d)	3,075	3,374,813
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20	(e)	8,665	9,358,200

						116,007,196

Gaming — 5.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	B3	9.000%	05/15/18		10,100	10,908,000
Boyd Gaming Corp., Gtd. Notes	B3	9.000%	07/01/20	(e)	3,950	4,285,750
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18	(e)	8,850	9,602,250
Caesars Entertainment Operating Co., Inc, Sr. Sec’d. Notes	B3	9.000%	02/15/20	(e)	2,825	2,747,313
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	CCC-(f)	10.000%	12/15/18		2,080	1,047,800
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18	(e)	7,475	4,129,938
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17		9,765	9,935,888
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	B2	8.000%	10/01/20	(e)	3,325	3,399,813
CCM Merger, Inc., Gtd. Notes, 144A (original cost $10,924,500; purchased 03/14/12-01/04/13)	Caa2	9.125%	05/01/19	(c)(d)	10,975	11,523,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	Ba1	4.875%	11/01/20		1,975	1,970,063
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.500%	12/01/21		4,175	4,159,344
Isle of Capri Casinos, Inc., Gtd. Notes	B2	5.875%	03/15/21	(e)	1,100	1,067,000
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19	(e)	8,875	9,496,250
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	8.875%	06/15/20		3,175	3,381,375
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15	(e)	4,121	4,327,050
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875%	08/15/18	(e)	547	596,230
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	B1	5.000%	02/15/21		2,509	2,427,458
MGM Resorts International, Gtd. Notes	B3	6.625%	12/15/21	(e)	12,425	13,077,313
MGM Resorts International, Gtd. Notes	B3	6.750%	10/01/20	(e)	1,404	1,509,300
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17	(e)	8,602	9,763,270
MGM Resorts International, Gtd. Notes	B3	8.625%	02/01/19	(e)	3,500	4,121,250
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16	(e)	2,175	2,615,438
MTR Gaming Group, Inc., Sec’d. Notes	B3	11.500%	08/01/19	(e)	13,077	14,515,820
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	B1	5.875%	11/01/21	(e)	3,275	3,217,688
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.750%	04/01/22	(e)	6,829	7,443,610
PNK Finance Corp., Gtd. Notes, 144A	B2	6.375%	08/01/21	(e)	8,150	8,414,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock Intern, Gtd. Notes, 144A	B2	5.875%	05/15/21		4,625	4,532,500
Station Casinos LLC, Gtd. Notes	Caa1	7.500%	03/01/21		5,590	5,967,325

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21		11,725	11,109,438
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	Ba2	5.250%	10/15/21		1,250	1,262,500

						172,555,599

Healthcare & Pharmaceutical — 8.4%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18		4,003	4,863,584
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	B3	6.125%	03/15/21	(e)	3,645	3,763,463
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17		4,995	4,988,756
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17		6,925	7,271,250

Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16		936	954,720
Apria Healthcare Group, Inc., Sec’d. Notes	Caa1	12.375%	11/01/14	(e)	3,207	3,231,053
Biomet, Inc., Gtd. Notes	B3	6.500%	08/01/20	(e)	8,200	8,692,000
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17		10,225	10,966,313
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.000%	05/15/19		2,450	2,492,875
CHS/Community Health Systems, Inc., Gtd. Notes	B3	7.125%	07/15/20		6,335	6,556,725
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19		18,225	19,819,688
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	01/15/19	(e)	3,925	4,028,031
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	B3	10.500%	12/15/18		11,375	12,796,875
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	5.750%	08/15/22	(e)	858	875,160
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	Ba2	5.625%	07/31/19		1,350	1,458,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	B3	6.250%	02/15/21	(e)	2,825	2,959,188
HCA, Inc., Gtd. Notes	B3	5.875%	05/01/23	(e)	5,075	5,036,938
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22	(e)	3,975	4,422,188
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18		14,714	17,362,520
HCA, Inc., Sr. Sec’d. Notes	Ba3	4.750%	05/01/23		2,500	2,362,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.250%	09/15/20		1,125	1,229,063
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20		1,350	1,456,313
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		3,635	3,825,838
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15		3,537	3,864,173
HCA, Inc., Sr. Unsec’d. Notes	B3	7.500%	11/15/95		2,700	2,403,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		10,900	11,717,500
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.375%	09/01/18		1,675	1,721,063
HealthSouth Corp., Gtd. Notes	Ba3	7.250%	10/01/18		6,761	7,251,173
HealthSouth Corp., Gtd. Notes	Ba3	7.750%	09/15/22		1,271	1,398,100
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19	(e)	4,475	4,777,063
LifePoint Hospitals, Inc., Gtd. Notes, 144A	Ba1	5.500%	12/01/21		2,975	2,989,875
Mallinckrodt International Finance SA, Gtd. Notes, 144A	Ba2	4.750%	04/15/23		5,225	4,896,849
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	(e)	5,850	6,303,375
MPH Intermediate Holding Co. 2, Sr. Unsec’d. Notes, PIK, 144A (original cost $3,975,000; purchased 07/22/013)	Caa1	8.375%	08/01/18	(c)(d)	3,975	4,114,125
ResCare, Inc., Gtd. Notes	B-(f)	10.750%	01/15/19		4,550	5,096,000
Select Medical Corp., Gtd. Notes	B3	6.375%	06/01/21	(e)	4,425	4,248,000
STHI Holding Corp., Sec’d. Notes, 144A (original cost $150,000; purchased 03/11/11)	B2	8.000%	03/15/18	(c)(d)	150	161,625
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18/11)	Caa1	10.000%	07/15/17	(c)(d)	6,575	6,794,145
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.500%	04/01/21		5,400	5,157,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	4.750%	06/01/20	(e)	3,425	3,356,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18	(e)	4,900	5,365,500
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.375%	10/01/21	(e)	4,425	4,159,500
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	10/01/20	(e)	3,675	3,840,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	8.125%	04/01/22		8,975	9,737,875
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	5.625%	12/01/21		1,900	1,909,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.375%	10/15/20		5,640	5,943,150

Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%	10/01/17		1,385	1,480,219
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	(e)	8,075	8,660,438
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%	10/01/20		1,725	1,850,063
VPII Escrow Corp., Sr. Unsec’d. Notes, 144A	B1	7.500%	07/15/21		3,975	4,372,500

						254,981,727

Lodging — 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	B3	5.625%	10/15/21		5,950	6,069,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18	(e)	3,025	3,478,750

						9,547,750

Media & Entertainment — 5.3%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20		14,400	16,452,000
AMC Networks, Inc., Gtd. Notes	B1	4.750%	12/15/22	(e)	3,400	3,247,000
AMC Networks, Inc., Gtd. Notes	B1	7.750%	07/15/21		2,645	2,975,625
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750%	06/01/27		2,000	2,110,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19		4,750	5,165,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18		2,550	2,779,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21		2,275	2,229,500
Cinemark USA, Inc., Gtd. Notes	B2	5.125%	12/15/22	(e)	4,775	4,601,906
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22		3,069	3,161,070
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22		3,074	3,181,590
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20	(e)	2,275	2,377,375
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19		3,425	3,895,938
Gray Television, Inc., Gtd. Notes, 144A	Caa1	7.500%	10/01/20		5,300	5,578,250
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa2	7.000%	10/15/20	(e)	8,725	6,849,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20	(e)	4,600	5,025,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%	08/01/23		17,750	16,995,625
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30		2,000	2,122,500
LIN Television Corp., Gtd. Notes	B3	6.375%	01/15/21		2,300	2,360,375
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18	(e)	2,635	2,806,275
McGraw-Hill Global Education Holdings LLC /McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A	B2	9.750%	04/01/21	(e)	6,800	7,548,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	B3	9.250%	10/15/20	(e)	4,600	4,128,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $4,925,000; purchased 07/30/13)	B1	5.000%	08/01/18	(c)(d)	4,925	5,085,063
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22		4,075	4,217,625
Nexstar Broadcasting, Inc., Gtd. Notes	Caa1	6.875%	11/15/20		4,250	4,494,375
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19		2,000	2,150,000
Sinclair Television Group, Inc., Gtd. Notes	B1	5.375%	04/01/21		5,050	4,974,250
Sinclair Television Group, Inc., Gtd. Notes, 144A	B1	6.375%	11/01/21	(e)	3,950	4,058,625
Sinclair Television Group, Inc., Sr. Unsec’d. Notes	B1	6.125%	10/01/22	(e)	3,775	3,826,906
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18		11,201	12,181,088
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19		980	999,600
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	(e)	5,450	5,681,625
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	5.125%	05/15/23	(e)	2,200	2,200,000
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19		1,650	1,749,000
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18		3,700	4,282,750

						161,492,186

Metals — 3.6%
AK Steel Corp., Gtd. Notes	Caa1	8.375%	04/01/22	(e)	1,140	1,074,450
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.000%	03/01/21	(e)	6,700	7,026,625
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18		13,600	14,773,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.750%	02/25/22	(e)	4,000	4,335,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15		1,050	1,144,500
Arch Coal, Inc., Gtd. Notes	Caa1	7.250%	10/01/20	(e)	5,455	4,118,525
Arch Coal, Inc., Gtd. Notes	Caa1	9.875%	06/15/19		2,475	2,128,500
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A	B1	9.000%	06/01/18	(e)	4,100	3,854,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18		2,825	2,938,000

CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17		3,800	4,018,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/20		5,270	5,164,600
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.000%	04/01/17	(e)	4,750	5,035,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	02/01/16	(e)	4,200	4,362,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.875%	02/01/18	(e)	2,690	2,844,675
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	8.250%	11/01/19	(e)	3,445	3,849,788
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	7.500%	06/01/21		2,225	2,319,563
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20		8,861	9,636,338
Graftech International Ltd., Gtd. Notes	Ba2	6.375%	11/15/20	(e)	2,600	2,632,500
Iamgold Corp. (Canada), Gtd. Notes, 144A	B1	6.750%	10/01/20		1,850	1,641,875
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $1,325,000; purchased 05/17/13)	Caa1	8.625%	06/15/21	(c)(d)	1,325	1,364,750
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%	04/15/20		4,445	4,600,575
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	B2	6.250%	11/15/22		4,550	4,470,375
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18	(e)	6,235	6,624,688
Peabody Energy Corp., Gtd. Notes	Ba2	6.250%	11/15/21	(e)	1,825	1,866,063
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%	02/01/18		6,925	7,513,625

						109,338,265

Non-Captive Finance — 2.7%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19		2,700	2,261,250
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%	08/15/17	(e)	1,625	1,699,750
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17		2,700	2,882,250
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	08/15/22		26,325	26,061,750
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/18	(e)	10,275	11,071,313
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.375%	05/15/20	(e)	1,000	1,067,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19		5,000	5,387,500
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%	05/15/20		400	370,000
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750%	05/01/19		550	478,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	7.125%	09/01/18		375	433,594
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18		3,600	3,625,434
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	(e)	1,350	1,476,563
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.875%	09/01/17	(e)	1,100	1,314,500
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	07/01/21		2,825	2,683,750
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.000%	07/15/21		2,400	2,514,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	(e)	1,875	2,128,125
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17		5,925	6,399,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, 144A	B3	6.000%	06/01/20		9,825	9,677,625
Springleaf Finance Corp., Sr. Unsec’d. Notes, 144A	B3	8.250%	10/01/23		1,150	1,236,250

						82,768,654

Packaging — 2.4%
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A	B3	9.125%	10/15/20	(e)	6,450	6,966,000
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	B3	7.000%	11/15/20	(e)	5,625	5,639,063
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21		4,975	5,789,656
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000%	11/01/17		2,248	2,315,260
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,023,750; purchased 10/24/12-04/30/13)	Caa2	9.500%	11/01/17	(c)(d)	6,750	7,155,000

BWAY Holding Co., Gtd. Notes (original cost $1,516,250; purchased 12/01/10-01/09/12)	Caa1	10.000%	06/15/18	(c)(d)	1,400	1,536,500
Exopack Holdings SA, Gtd. Notes, 144A	Caa2	7.875%	11/01/19		6,300	6,331,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17		3,200	3,548,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,200,000; purchased 09/25/13)	Caa1	6.500%	10/01/21	(c)(d)	3,200	3,320,000
Reynolds Group Issuer, Inc., Gtd. Notes	Caa2	9.875%	08/15/19	(e)	7,235	8,030,850
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	B1	5.750%	10/15/20		9,975	10,224,375
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	B1	6.875%	02/15/21	(e)	725	783,000
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	B1	7.875%	08/15/19		4,300	4,773,000
Sealed Air Corp., Gtd. Notes, 144A	B1	6.500%	12/01/20	(e)	700	759,500
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21		3,875	4,436,875
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%	04/01/23	(e)	1,750	1,701,875

						73,310,454

Paper — 0.3%
Domtar Corp., Gtd. Notes	Baa3	10.750%	06/01/17	(e)	800	1,009,934
Graphic Packaging International, Inc., Gtd. Notes	Ba3	7.875%	10/01/18	(e)	1,500	1,627,500
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18		4,900	5,059,250
Smurfit Kappa Treasury Funding Ltd. (Ireland), Sr. Sec’d. Notes	Ba2	7.500%	11/20/25		100	109,250

						7,805,934

Pipelines & Other — 2.4%
AmeriGas Finance LLC, Gtd. Notes	Ba2	7.000%	05/20/22	(e)	6,175	6,684,438
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21		1,147	1,215,820
El Paso Corp., Sr. Sec’d. Notes, GMTN	Ba2	7.800%	08/01/31		750	767,120
El Paso Corp., Sr. Sec’d. Notes, GMTN	Ba2	8.050%	10/15/30		110	112,934
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500%	10/15/20		3,650	4,161,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.750%	01/15/22		2,355	2,396,213
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B3	8.625%	06/15/20	(e)	2,805	2,938,238
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A	B1	6.000%	12/15/20		2,750	2,815,313
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	Ba2	5.000%	02/15/21		2,855	2,831,155
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	Ba2	5.625%	11/15/23		5,875	5,779,866
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.500%	04/15/23		3,400	3,340,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.750%	09/01/20		5,300	5,512,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,569,688; purchased 01/10/13-6/13/13)	Ba2	6.000%	01/15/19	(c)(d)	8,625	8,193,750
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%	03/01/32		29	37,231
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375%	08/01/21		2,440	2,638,250
Targa Resources Partners LP, Gtd. Notes	Ba3	6.375%	08/01/22		1,115	1,191,656
Targa Resources Partners LP, Gtd. Notes	Ba3	6.875%	02/01/21		8,700	9,374,250
Targa Resources Partners LP, Gtd. Notes	Ba3	7.875%	10/15/18	(e)	3,375	3,661,875

Targa Resources Partners LP, Gtd. Notes, 144A	Ba3	4.250%	11/15/23	(e)	5,000	4,562,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	B1	5.875%	10/01/20		1,575	1,618,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	B1	6.125%	10/15/21		3,050	3,149,125

						72,981,547

Real Estate Investment Trusts — 1.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%	02/15/19		15,225	16,366,875
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	B2	6.375%	11/15/22	(e)	3,000	3,075,000
DuPont Fabros Technology LP, Sr. Unsec’d. Notes, 144A	Ba1	5.875%	09/15/21		4,425	4,557,750
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%	03/01/23		3,680	3,588,000
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		1,287	1,370,655
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	6.750%	10/15/22		800	870,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375%	06/01/23		2,925	2,851,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20		300	333,762
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21		5,975	6,608,213

						39,622,130

Retailers — 2.7%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250%	08/01/19		4,325	4,779,125
Chinos Intermediate Holdings A, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.750%	05/01/19	(e)	975	982,313
Claire’s Stores, Inc., Gtd. Notes, 144A	Caa2	7.750%	06/01/20	(e)	2,350	2,350,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20	(e)	3,675	3,730,125
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19		2,175	2,433,281
CST Brands, Inc., Gtd. Notes, 144A	Ba3	5.000%	05/01/23		2,150	2,069,375
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	Ba3	5.500%	10/15/20	(e)	10,025	10,325,750
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,545,335; purchased 06/06/13-09/17/13)	B2	9.250%	06/15/21	(c)(d)	5,550	5,799,750
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	12.000%	05/15/19		1,625	1,616,875
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22		3,875	3,991,250
L Brands, Inc., Gtd. Notes	Ba1	5.625%	10/15/23	(e)	2,875	2,932,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.500%	08/01/18	(e)	3,950	4,088,250
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A	Caa2	8.000%	10/15/21	(e)	3,375	3,467,813
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.000%	06/15/18	(e)	2,350	2,405,836
Pantry Inc. (The), Gtd. Notes	Caa1	8.375%	08/01/20		15,118	16,138,465
Penske Automotive Group, Inc., Gtd. Notes	B2	5.750%	10/01/22		4,900	4,949,000
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $1,517,375; purchased 10/04/12)	Caa1	8.500%	10/15/17	(c)(d)(e)	1,525	1,551,703
Sonic Automotive, Inc., Gtd. Notes	B3	5.000%	05/15/23	(e)	1,015	943,950
Toys “R” Us, Inc., Sr. Unsec’d. Notes	Caa1	10.375%	08/15/17	(e)	3,500	3,307,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500%	12/01/17	(e)	4,030	4,176,088

						82,038,949

Technology — 11.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	5.625%	09/15/21		3,050	3,168,188
Activision Blizzard, Inc., Gtd. Notes, 144A	Ba2	6.125%	09/15/23	(e)	2,900	3,037,750
Ancestry.com, Inc., Gtd. Notes	B3	11.000%	12/15/20		4,125	4,795,313
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%	10/15/18		4,725	4,866,750
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.000%	06/15/21	(e)	9,100	9,509,500
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21	(e)	11,600	10,498,000
Blackboard, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.750%	11/15/19		7,510	7,434,900
Brightstar Corp., Gtd. Notes, 144A (original cost $8,039,150; purchased 11/23/10-04/01/13)	B1	9.500%	12/01/16	(c)(d)	7,830	8,652,150
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,581,693; purchased 07/26/13-08/09/13)	B1	7.250%	08/01/18	(c)(d)	9,675	10,485,281
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19		16,850	18,724,563
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535%	10/12/17		1,951	2,043,673
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15		14,800	14,911,000
Ceridian Corp., Gtd. Notes, PIK	Caa2	12.250%	11/15/15	(e)	5,506	5,540,413
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21		2,525	2,916,375

CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	B3	6.625%	06/01/20		19,940	20,637,900
CommScope, Inc., Gtd. Notes, 144A	B2	8.250%	01/15/19	(e)	8,801	9,681,100
Compiler Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.000%	05/01/21	(e)	4,740	4,668,900
CoreLogic, Inc., Gtd. Notes	B1	7.250%	06/01/21		2,300	2,501,250
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21		6,002	7,037,345
First Data Corp., Gtd. Notes, 144A	Caa1	10.625%	06/15/21		18,987	20,505,960
First Data Corp., Gtd. Notes, 144A	Caa1	11.250%	01/15/21		6,550	7,205,000
First Data Corp., Gtd. Notes, 144A	Caa2	11.750%	08/15/21	(e)	14,475	15,017,813
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20	(e)	4,070	4,385,425
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	6.000%	01/15/22	(e)	6,320	6,383,200
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17		7,825	7,878,797
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18		7,964	8,760,400
Iron Mountain, Inc., Gtd. Notes	Ba1	6.000%	08/15/23	(e)	7,450	7,599,000
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23		5,650	5,876,000
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(g)	NR	8.570%	07/15/11		3,000	3,150,000
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(g)	NR	10.125%	07/15/13	(c)	5,600	6,405,000
Nortel Networks Ltd. (Canada), Gtd. Notes(a)	NR	10.750%	07/15/16	(c)(e)	7,790	8,939,025
Nuance Communications, Inc., Gtd. Notes, 144A	B1	5.375%	08/15/20		10,715	10,098,888
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21		3,085	3,212,256
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	B3	5.750%	03/15/23		5,725	5,853,813
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.800%	10/01/16		377	425,539
Sensata Technologies BV, Gtd. Notes, 144A	B1	4.875%	10/15/23		7,075	6,703,563
Sensata Technologies BV, Gtd. Notes, 144A	B1	6.500%	05/15/19	(e)	4,733	5,099,808
Sophia Holding Finance LP/Sophia Holding Finance, Inc., Gtd. Notes, PIK, 144A	Caa2	9.625%	12/01/18		2,175	2,191,313
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%	01/15/19		8,700	9,591,750
SunGard Data Systems, Inc., Gtd. Notes	Caa1	6.625%	11/01/19		3,300	3,444,375
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.375%	11/15/18		500	529,375
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19		5,770	6,303,725
TransUnion Holding Co., Inc, Sr. Unsec’d. Notes	Caa1	8.125%	06/15/18		7,250	7,703,125
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	Caa1	9.625%	06/15/18		12,300	13,268,625
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		13,520	14,838,200

						342,480,326

Telecommunications — 5.5%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	B3	6.750%	11/15/20	(e)	7,395	7,459,706
Avanti Communications Group PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Caa1	10.000%	10/01/19		3,120	3,237,000
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.150%	09/15/19		1,520	1,599,800
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.875%	01/15/28		4,700	4,312,250
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000%	12/01/15		3,000	3,090,000
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250%	01/15/23	(e)	4,700	4,641,250
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20		5,600	5,852,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20		6,640	7,984,600
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	01/15/23	(e)	1,981	2,030,525
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.625%	04/15/24		1,050	1,088,063
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	(e)	925	1,076,469
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20	(e)	450	515,250
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22		3,750	4,275,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.250%	07/01/21	(e)	1,775	2,085,625
Level 3 Financing, Inc., Gtd. Notes	B3	7.000%	06/01/20	(e)	3,500	3,710,000
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19		1,125	1,231,875
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20		3,950	4,424,000

MetroPCS Wireless, Inc., Gtd. Notes, 144A	Ba3	6.625%	04/01/23	(e)	2,950	3,038,500
NII Capital Corp., Gtd. Notes	Caa2	7.625%	04/01/21	(e)	3,394	1,357,600
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A	B2	7.875%	08/15/19	(e)	1,600	1,152,000
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500%	04/15/20		6,950	6,906,563
Sprint Capital Corp., Gtd. Notes	B1	6.875%	11/15/28		14,560	13,832,000
Sprint Capital Corp., Gtd. Notes	B1	6.900%	05/01/19	(e)	9,275	10,063,375
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	7.000%	03/01/20	(e)	3,725	4,144,063
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	9.000%	11/15/18		950	1,149,500
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	11/15/22	(e)	3,525	3,498,563
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	7.000%	08/15/20	(e)	2,325	2,499,375
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	9.125%	03/01/17	(e)	2,175	2,566,500
Sprint Corp., Gtd. Notes, 144A	B1	7.875%	09/15/23	(e)	4,545	4,976,775
T-Mobile USA, Inc., Gtd. Notes	Ba3	6.125%	01/15/22	(e)	3,275	3,336,406
T-Mobile USA, Inc., Gtd. Notes	Ba3	6.633%	04/28/21		5,900	6,180,250
TW Telecom Holdings, Inc., Gtd. Notes	B1	5.375%	10/01/22	(e)	3,775	3,760,844
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	B3	11.750%	07/15/17	(e)	10,350	10,996,875
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	Ba3	6.500%	04/30/20	(e)	2,800	2,954,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18		4,175	4,383,750
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17		6,863	7,086,535
Windstream Holdings, Inc., Gtd. Notes	B1	6.375%	08/01/23	(e)	6,725	6,422,375
Windstream Holdings, Inc., Gtd. Notes	B1	7.500%	06/01/22	(e)	900	932,625
Windstream Holdings, Inc., Gtd. Notes	B1	7.500%	04/01/23	(e)	3,405	3,485,869
Windstream Holdings, Inc., Gtd. Notes	B1	7.750%	10/15/20	(e)	2,325	2,487,750
Windstream Holdings, Inc., Gtd. Notes	B1	7.875%	11/01/17		385	441,788

						166,267,294

Tobacco — 0.3%
Vector Group Ltd., Sr. Sec’d. Notes	Ba3	7.750%	02/15/21		8,475	8,919,938

Transportation — 0.2%
Navios Maritime Holdings, Inc/Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	B1	7.375%	01/15/22		6,100	6,130,500

TOTAL CORPORATE BONDS (cost $2,755,394,192)						2,852,606,175

					Shares
COMMON STOCKS
Adelphia Recovery Trust*(c)					2,000,000	2,000
Blaze Recycling and Metals LLC (original cost $46,387; purchased 08/22/12)*(c)(d)					46,387	464
DEX Media, Inc.*(e)					29,840	216,638
WKI Holding Co., Inc.*(c)					6,031	228,153

TOTAL COMMON STOCKS (cost $19,258,676)						447,255

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%					153,000	4,190,670
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 05/27/98)(c)(d)(h)					2,000	146,000
Cable
Adelphia Communications Corp. (Class A Stock)*(c)					20,000	20

TOTAL PREFERRED STOCKS (cost $3,843,416)						4,336,690

	Units
WARRANTS*(i)
Chemicals
Hercules, Inc., expiring 03/31/29	230	11,546
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 07/06/11)(c)(d)	6,854	69
Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15	6,958	114,737

TOTAL WARRANTS (cost $41,261)		126,352

TOTAL LONG-TERM INVESTMENTS (cost $2,826,057,083)		2,905,717,551

SHORT-TERM INVESTMENTS — 20.9%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $450,647)(j)	46,340	431,427
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $633,287,419; includes $567,122,761 of cash collateral for securities on loan)(j)(k)	633,287,419	633,287,419

TOTAL SHORT-TERM INVESTMENTS (cost $633,738,066)		633,718,846

TOTAL INVESTMENTS — 117.0% (cost $3,459,795,149)(l)		3,539,436,397
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (17.0)%		(513,206,817)

NET ASSETS — 100.0%		$3,026,229,580

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind

*	Non-income producing security.
†	The ratings reflected are as of November 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments. Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2013.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $147,193,392. The aggregate value of $153,308,988, is approximately 5.1% of net assets.

(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $561,822,107; cash collateral of $567,122,761 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(f)	Standard & Poor’s Rating.
(g)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Consist of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2013.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,471,239,590

Appreciation	121,563,578
Depreciation	(53,366,771)

Net Unrealized Appreciation	$68,196,807

The book basis may differ from tax basis due to certain tax related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at November 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(3)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Seagate Technology HDD Holdings	12/20/13	3.350%	5,000	$(42,855)	$21	$(42,876)	JPMorgan Chase Bank

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at November 30, 2013(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(2):
NRG Energy. Inc.	03/20/16	4.100%	1,850	1.122%	$141,577	$—	$141,577	Goldman Sachs International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	14,850	$1,461,408	$(448,594)	$1,910,002	Barclays Bank PLC
CDX.NA.HY.18	06/20/17	5.000%	19,800	1,948,544	(679,250)	2,627,794	Citibank NA
CDX.NA.HY.18	06/20/17	5.000%	35,640	3,507,380	(2,826,450)	6,333,830	JPMorgan Chase Bank
CDX.NA.HY.18	06/20/17	5.000%	2,970	292,281	(235,538)	527,819	Morgan Stanley Capital Services

				$7,209,613	$(4,189,832)	$11,399,445

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit risk exposure as of November 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$—	$32,870
Collateralized Loan Obligations	—	4,678,197	—
Bank Loans	—	26,919,074	16,570,938
Corporate Bonds	—	2,843,956,445	8,649,730
Common Stocks	216,638	—	230,617
Preferred Stocks	4,190,670	—	146,020
Warrants	114,737	—	11,615
Affiliated Mutual Funds	633,718,846	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	11,498,146	—

Total	$638,240,891	$2,887,051,862	$25,641,790

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/13	$31,394	$16,509,375	$13,934,066	$207,699	$154,020	$12,959
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	1,476	62,893	(193,550)	22,918	(8,000)	(1,344)
Purchases	—	—	—	—	—	—
Sales	—	(12,290)	—	—	—	—
Accrued discount/premium	—	10,960	—	—	—	—
Transfers into Level 3	—	—	2,189,105	—	—	—
Transfers out of Level 3	—	—	(7,279,891)	—	—	—

Balance as of 11/30/13	$32,870	$16,570,938	$8,649,730	$230,617	$146,020	$11,615

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(115,608) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Corporate Bond transferred into Level 3 as a result of using single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of November 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.3%
BANK LOANS(a) — 1.8%
Automotive — 0.1%
Schaeffler AG (Germany)	Ba2	4.750%	01/27/17	EUR623	$ 851,383

Banking — 0.5%
AA Group	BBB-(b)	3.264%	07/31/18	GBP2,350	3,826,109

Capital Goods — 0.5%
OGF SA	B2	4.658%	10/30/20	EUR2,500	3,442,132

Electric
Calpine Corp.	B1	4.000%	04/01/18	124	124,458

Gaming — 0.1%
MGM Resorts International	Ba2	3.500%	12/20/19	496	496,250

Healthcare & Pharmaceutical
Catalent Pharma Solutions, Inc.	Caa1	6.500%	12/29/17	300	302,750

MEDIA & ENTERTAINMENT
Getty Images, Inc.	B2	4.750%	10/18/19	248	229,781
Gray Television, Inc.	Ba3	4.750%	10/11/19	72	71,831

					301,612

TECHNOLOGY — 0.6%
Ancestry.com, Inc.	Ba2	5.250%	12/28/18	364	364,265
First Data Corp.	B1	4.166%	03/26/18	150	150,333
Kronos, Inc.	Caa2	9.750%	04/30/20	3,550	3,659,457

					4,174,055

TOTAL BANK LOANS (cost $13,024,886)					13,518,749

CORPORATE BONDS — 93.5%
Aerospace & Defense — 2.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%	03/15/18	4,750	5,391,250
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A	B2	8.250%	10/15/18	6,200	6,355,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	5,011	5,205,176
TransDigm, Inc., Gtd. Notes	Caa1	7.750%	12/15/18	1,400	1,505,000

					18,456,426

Automotive — 2.9%
Allison Transmission, Inc., Gtd. Notes, 144A	B3	7.125%	05/15/19	4,000	4,310,000
American Axle & Manufacturing Holdings, Inc., Gtd. Notes	B2	5.125%	02/15/19	1,750	1,785,000
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	580	611,668
Chrysler Group LLC, Sec’d. Notes	B1	8.000%	06/15/19	1,225	1,359,750
Chrysler Group LLC, Sec’d. Notes	B1	8.250%	06/15/21	4,500	5,118,750
General Motors Co., Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.500%	10/02/18	2,400	2,445,000
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	924	972,510
Meritor, Inc., Sr. Unsec’d. Notes	B3	10.625%	03/15/18	1,375	1,485,000
Schaeffler Holding Finance BV (Netherlands), Sr. Sec’d. Notes, PIK, 144A	B1	6.875%	08/15/18	2,925	3,115,125

					21,202,803

Building Materials & Construction — 2.9%
Beazer Homes USA, Inc., Sr. Sec’d. Notes	B2	6.625%	04/15/18	4,450	4,783,750

Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,525,299; purchased 06/20/13)	Ba3	6.875%	08/15/18	(c)(d)	1,450	1,547,875
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	B+(b)	9.250%	05/12/20		1,000	1,086,250
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	B+(b)	9.875%	04/30/19		4,000	4,515,000
D.R. Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18		2,018	2,038,180
D.R. Horton, Inc., Gtd. Notes	Ba2	5.625%	01/15/16		250	268,125
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16		100	109,750
Standard Pacific Corp., Gtd. Notes	B2	8.375%	05/15/18		2,495	2,906,675
Standard Pacific Corp., Gtd. Notes	B2	10.750%	09/15/16		150	181,500
Toll Brothers Finance Corp., Gtd. Notes	Ba1	4.000%	12/31/18		500	507,500
Toll Brothers Finance Corp., Gtd. Notes	Ba1	8.910%	10/15/17		1,500	1,811,250
US Concrete, Inc., Sr. Sec’d. Notes, 144A	Caa1	8.500%	12/01/18		1,550	1,577,125

						21,332,980

Cable — 5.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		5,600	6,482,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%	01/15/19		5,500	5,809,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.250%	10/30/17		8,000	8,460,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $818,438; purchased 07/24/13)	B2	11.500%	11/20/14	(c)(d)	750	810,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18		2,768	3,190,120
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.875%	02/15/18		2,250	2,593,125
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		250	295,000
DISH DBS Corp., Gtd. Notes	Ba3	4.250%	04/01/18		4,815	4,899,263
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS	Baa3	6.500%	07/31/17		EUR400	584,287
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500%	01/27/20		500	542,500
Unitymedia KabelBW GmbH (Germany), Sec’d. Notes, RegS	B3	9.625%	12/01/19		EUR500	752,847
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		1,137	1,220,854
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B2	8.375%	10/15/19		1,584	1,728,540
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B2	8.875%	10/15/19		GBP750	1,331,550
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	Ba3	6.500%	01/15/18		1,750	1,813,438

						40,512,899

Capital Goods — 8.6%
Amsted Industries, Inc., Sr. Notes, 144A	Ba3	8.125%	03/15/18		5,212	5,498,660
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19		2,000	2,180,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B2	2.988%(a)	12/01/17		5,625	5,610,938
Case New Holland, Inc., Gtd. Notes	Ba1	7.875%	12/01/17		2,570	3,039,025
CNH America LLC, Gtd. Notes	Ba1	7.250%	01/15/16		1,000	1,100,000
CNH Capital LLC, Gtd. Notes	Ba1	3.625%	04/15/18		375	378,750
CNH Capital LLC, Gtd. Notes	Ba1	3.875%	11/01/15		250	257,813
Columbus McKinnon Corp., Gtd. Notes	B1	7.875%	02/01/19		2,056	2,199,920
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18		5,008	5,346,040
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18		5,744	6,210,700
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17		3,000	3,172,500
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19		2,950	3,230,250
Manitowoc Co., Inc. (The), Gtd. Notes	B2	9.500%	02/15/18		550	583,688

Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	B3	7.000%	05/15/18		1,002	1,049,595
SPX Corp., Gtd. Notes	Ba3	6.875%	09/01/17		5,831	6,574,453
SPX Corp., Gtd. Notes	Ba3	7.625%	12/15/14		390	414,375
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20		2,900	3,081,250
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18		527	577,724
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	Caa1	7.500%	02/15/19		400	411,000
United Rentals North America, Inc., Sr. Unsec’d. Notes	B2	8.250%	02/01/21		2,000	2,275,000
United Rentals North America, Inc., Gtd. Notes	B2	9.250%	12/15/19		5,042	5,628,133
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17		150	154,500
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	Caa1	8.750%	12/15/18		4,325	4,443,938

						63,418,252

Chemicals — 2.8%
Ashland, Inc., Sr. Unsec’d. Notes	Ba1	3.000%	03/15/16		675	688,500
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19		3,756	4,075,260
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18		1,000	1,105,000
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19		750	783,750
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20		1,425	1,430,344
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	Caa1	9.750%	03/31/20		10,750	12,228,125

						20,310,979

Consumer — 2.0%
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	B2	5.525%(a)	11/15/19		GBP1,050	1,722,424
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	B3	7.500%	08/01/18		EUR300	433,160
Jarden Corp., Gtd. Notes	B1	7.500%	05/01/17		2,320	2,685,400
Novalis SAS (France), Sr. Sec’d. Notes, 144A	B1	6.000%	06/15/18		EUR1,200	1,720,249
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20		1,401	1,530,593
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19		2,950	3,172,613
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%	10/01/18		2,545	2,933,113
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19		750	795,000

						14,992,552

Electric — 1.3%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17		2,150	2,520,875
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16		2,000	2,355,000
DPL, Inc., Sr. Unsec’d. Notes	Ba2	6.500%	10/15/16		950	1,026,000
GenOn REMA LLC, Pass-Through Certificates	B2	9.237%	07/02/17	(c)	484	498,883
Mirant Mid Atlantic LLC Pass-Through Trust, Pass-Through Certificates	Ba2	9.125%	06/30/17		702	764,827
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18		1,500	1,710,000
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19		525	557,813

						9,433,398

Energy — Integrated
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250%	12/12/21		200	210,500

Energy — Other — 2.4%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(b)	10.250%	04/08/19		1,000	1,162,500
CGG SA (France), Gtd. Notes	Ba3	7.750%	05/15/17		850	874,438
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20		2,275	2,511,031

EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375%	05/01/20		1,000	1,150,000
Harvest Operations Corp. (Canada), Gtd. Notes	Ba3	6.875%	10/01/17		2,000	2,160,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.125%	04/01/17		325	346,125
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,102,500; purchased 03/15/13 - 03/18/13)	Ba3	8.000%	02/15/20	(c)(d)	1,000	1,082,500
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18		6,894	7,367,963
Seitel, Inc., Gtd. Notes	B3	9.500%	04/15/19		200	203,000
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17		450	481,500

						17,339,057

Food & Beverage — 0.3%
Agrokor DD (Croatia), Gtd. Notes, MTN, RegS	B2	10.000%	12/07/16		EUR500	715,955
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	Ba3	10.250%	10/05/16		1,000	1,110,000

						1,825,955

Foods — 4.5%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20		1,125	1,172,813
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250%	09/01/16		480	546,600
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18		6,000	6,465,000
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18		600	661,500
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18		3,500	3,858,785
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18		3,040	3,313,600
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875%	12/15/18		3,000	3,270,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	7.750%	07/01/17		2,825	3,291,125
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18		1,785	1,883,175
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250%	08/01/18		3,080	3,218,600
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $5,258,125; purchased 05/21/13 - 10/22/13)	B3	8.875%	12/15/17	(c)(d)	4,750	5,213,125
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18		250	263,125

						33,157,448

Gaming — 6.4%
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18		1,000	1,085,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17		4,125	4,197,188
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	B2	8.000%	10/01/20		975	996,938
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,584,575; purchased 09/04/13 - 09/10/13)	Caa2	9.125%	05/01/19	(c)(d)	3,435	3,606,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	Ba1	4.375%	11/01/18		3,725	3,799,500
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19		1,500	1,605,000
MGM Resorts International, Sr. Unsec’d. Notes	B3	7.500%	06/01/16		3,500	3,946,250
MGM Resorts International, Sr. Unsec’d. Notes	B3	7.625%	01/15/17		2,570	2,916,950
MGM Resorts International, Sr. Unsec’d. Notes	B3	10.000%	11/01/16		3,400	4,088,500
MTR Gaming Group, Inc., Sec’d. Notes	B3	11.500%	08/01/19		5,000	5,550,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	Caa1	8.375%	02/15/18		10,621	11,550,338
Pinnacle Entertainment, Inc., Gtd. Notes	B3	8.750%	05/15/20		3,295	3,640,975

						46,983,389

Healthcare & Pharmaceutical — 7.3%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17		3,280	3,444,000
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17		2,250	2,413,125
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.000%	05/15/19		675	686,813

CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19		3,000	3,262,500
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	01/15/19		1,350	1,385,438
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	B3	10.500%	12/15/18		8,284	9,319,500
HCA Holdings, Inc., Sr. Unsec’d. Notes	B3	7.750%	05/15/21		8,972	9,813,125
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19		1,350	1,442,813
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16		250	273,438
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		540	580,500
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.375%	09/01/18		200	205,500
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	B2	6.000%	12/01/18		GBP1,000	1,656,767
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18		9,049	9,750,298
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B2	7.000%	02/15/18		GBP300	513,843
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18		3,000	3,285,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%	07/15/16		300	310,294
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18		1,000	1,072,500
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18		4,150	4,570,188

						53,985,642

Lodging — 0.5%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18		3,000	3,450,000

Media & Entertainment — 6.1%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20		2,565	2,930,513
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16		348	362,790
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18		3,628	3,954,520
Gannett Co., Inc., Gtd. Notes	Ba1	7.125%	09/01/18		2,000	2,140,000
Gannett Co., Inc., Gtd. Notes	Ba1	9.375%	11/15/17		2,000	2,102,500
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	Ba2	7.375%	12/01/17		485	504,400
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	04/01/19		3,000	3,243,750
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18		2,000	2,130,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,387,500; purchased 07/30/13 - 09/20/13)	B1	5.000%	08/01/18	(c)(d)	2,375	2,452,188
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18		1,500	1,631,250
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19		1,000	1,075,000
Regal Entertainment Group, Gtd. Notes	B3	9.125%	08/15/18		305	333,213
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18		12,745	13,860,188
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19		700	714,000
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17		2,485	2,590,613
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18		4,400	5,093,000

						45,117,925

Metals — 5.7%
AK Steel Corp., Sr. Sec’d. Notes	B2	8.750%	12/01/18		3,000	3,322,500
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17		4,900	5,200,125
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18		1,800	1,955,250
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15		700	763,000
Arch Coal, Inc., Gtd. Notes	Caa1	9.875%	06/15/19		75	64,500
Barminco Finance Pty Ltd., Gtd. Notes, 144A	B1	9.000%	06/01/18		1,600	1,504,000

Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18		125	130,000
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17		1,000	1,057,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.000%	04/01/17		3,225	3,418,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.875%	02/01/18		4,000	4,230,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	7.000%	11/01/15		7,000	7,253,750
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%	04/15/20		650	672,750
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18		2,730	2,900,625
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.125%	08/15/19		2,500	2,712,500
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Ba3	8.750%	01/15/14		550	550,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%	02/01/18		5,900	6,401,500

						42,136,500

Non-Captive Finance — 1.3%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%	08/15/17		275	287,650
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17		1,000	1,067,500
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/18		250	269,375
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18		1,725	1,737,187
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.875%	04/01/19		1,000	1,077,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.875%	09/01/17		1,600	1,912,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20		150	170,250
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		2,500	2,912,500

						9,433,962

Packaging — 3.1%
AEP Industries, Inc., Sr. Unsec’d. Notes	B3	8.250%	04/15/19		2,750	2,956,250
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%	05/15/18		1,385	1,495,800
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	Caa2	5.625%	12/15/16		2,725	2,793,125
BWAY Holding Co., Gtd. Notes (original cost $1,644,375; purchased 09/11/13)	Caa1	10.000%	06/15/18	(c)(d)	1,500	1,646,250
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17		4,262	4,725,493
Owens-illinois, Inc., Sr. Unsec’d. Notes	B1	7.800%	05/15/18		4,829	5,601,640
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875%	08/15/19		1,400	1,554,000
Sealed Air Corp., Gtd. Notes, 144A	B1	8.125%	09/15/19		2,000	2,255,000

						23,027,558

Paper — 0.2%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18		1,700	1,755,250

Pipelines & Other — 0.1%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13 - 02/22/13)	Ba2	6.000%	01/15/19	(c)(d)	625	593,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.500%	10/01/18		350	375,813

						969,563

Real Estate Investment Trusts — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14		1,814	1,931,910

Retailers — 2.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250%	08/01/19		2,500	2,762,500

Chinos Intermediate Holdings A, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.750%	05/01/19		450	453,375
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20		50	50,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19		1,750	1,957,813
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	12.000%	05/15/19		550	547,250
Michaels Stores, Inc., Gtd. Notes	B3	7.750%	11/01/18		3,775	4,086,438
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $2,104,750; purchased 12/19/12 - 06/04/13)	Caa1	8.500%	10/15/17	(c)(d)	2,050	2,085,896
Phones4u Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B3	9.500%	04/01/18		GBP1,406	2,421,441
Toys “R” US - Delaware, Inc., Sr. Sec’d. Notes, 144A	B2	7.375%	09/01/16		150	141,750
Toys “R” US Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500%	12/01/17		2,000	2,072,500

						16,579,713

Technology — 14.4%
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%	10/15/18		1,000	1,030,000
Anixter International, Inc., Gtd. Notes	Ba3	10.000%	03/15/14		1,300	1,329,250
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21		350	316,750
Brightstar Corp., Gtd. Notes, 144A (original cost $4,563,188; purchased 11/08/12 - 08/05/13)	B1	9.500%	12/01/16	(c)(d)	4,300	4,751,500
Brightstar Corp., Sr. Unsec’d. Notes, 144A	B1	7.250%	08/01/18	(c)	4,025	4,362,094
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19		1,725	1,916,906
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	12.535%	10/12/17		1,499	1,570,203
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	Ba3	8.000%	12/15/18		7,211	7,887,031
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15		7,185	7,238,888
Ceridian Corp., Gtd. Notes, PIK	Caa2	12.250%	11/15/15		4,822	4,852,204
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19		680	786,250
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	B3	6.625%	06/01/20		950	983,250
CommScope, Inc., Gtd. Notes, 144A (original cost $5,190,525; purchased 02/01/13 - 11/07/13)	B2	8.250%	01/15/19	(d)	4,742	5,216,200
First Data Corp., Gtd. Notes	Caa2	11.250%	03/31/16		3,000	3,041,250
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18		8,367	9,025,901
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17		400	402,750
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18		9,955	10,950,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750%	07/15/16		150	170,625
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	8.250%	03/15/18		2,400	2,844,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750%	06/01/18		5,663	5,705,473
Seagate HDD Cayman, Gtd. Notes	Ba1	6.800%	10/01/16		115	129,806
Seagate HDD Cayman, Gtd. Notes, 144A	Ba1	3.750%	11/15/18		9,000	9,078,750
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500%	05/15/19		1,740	1,874,850
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.375%	11/15/18		10,170	10,767,488
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		9,180	10,075,050

						106,306,969

Telecommunications — 10.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.000%	04/01/17		850	928,625
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.150%	09/15/19		738	776,745
Cincinnati Bell, Inc., Gtd. Notes	Caa1	8.750%	03/15/18		2,000	2,112,500
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000%	12/01/15		8,000	8,240,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sec’d. Notes, 144A	Baa3	12.000%	12/01/17		2,932	3,423,110
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	B1	8.250%	09/01/17		3,600	3,748,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18		500	538,750
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20		EUR300	493,247

Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20		1,000	1,202,500
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,152,500; purchased 04/11/13)	Baa3	7.082%	06/01/16	(c)(d)	1,000	1,119,491
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18		600	693,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17		500	581,875
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19		3,297	3,610,215
Level 3 Financing, Inc., Gtd. Notes	B3	10.000%	02/01/18		600	640,500
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	3.846%(a)	01/15/18		4,100	4,130,750
Sprint Capital Corp., Gtd. Notes	B1	6.900%	05/01/19		2,300	2,495,500
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	12/01/16		2,427	2,639,363
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	8.375%	08/15/17		6,650	7,714,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	9.125%	03/01/17		400	472,000
T-Mobile USA, Inc., Sr. Unsec’d. Notes	Ba3	6.464%	04/28/19		8,900	9,478,500
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	Ba3	4.625%	04/03/18		400	380,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.650%	09/14/18		4,000	4,252,744
Wind Acquisition Finance SA (Italy), Sec’d. Notes, RegS	B3	11.750%	07/15/17		EUR850	1,227,264
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17		1,461	1,508,741
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17		EUR4,000	5,375,550
Windstream Corp., Gtd. Notes	B1	7.875%	11/01/17		5,550	6,368,604

						74,152,074

TOTAL CORPORATE BONDS (cost $683,431,488)						688,023,704

TOTAL LONG-TERM INVESTMENTS (cost $696,456,374)						701,542,453

SHORT-TERM INVESTMENT — 4.6%

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,600,027)(e)					33,600,027	33,600,027

TOTAL INVESTMENTS — 99.9% (cost $730,056,401)(f)						735,142,480
OTHER ASSETS IN EXCESS OF LIABILITIES(g) — 0.1%						741,972

NET ASSETS — 100.0%						$ 735,884,452

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

†	The ratings reflected are as of November 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $29,949,213. The aggregate value, $30,125,525, is approximately 4.1% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$733,297,563

Appreciation	6,001,968
Depreciation	(4,157,051)

Net Unrealized Appreciation	$1,844,917

The book basis may differ from tax basis due to certain tax related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at November 30, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound, Expiring 02/25/14	Citigroup Global Markets	GBP	6,872	$11,081,926	$11,238,004	$(156,078)
Euro, Expiring 02/25/14	Citigroup Global Markets	EUR	8,782	11,815,377	11,933,820	(118,443)

				$22,897,303	$23,171,824	$(274,521)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of November 30, 2013.

Credit default swap agreements outstanding at November 30, 2013:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.20.V1	06/20/18	5.000%	5,000	$462,242	$315,972	$146,270	Barclays Bank PLC

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect of the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit)for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$9,692,640	$3,826,109
Corporate Bonds	—	687,524,821	498,883
Affiliated Money Market Mutual Fund	33,600,027	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(274,521)	—
Credit Default Swap Agreements	—	146,270	—

Total	$33,600,027	$697,089,210	$4,324,992

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 8/31/13	$3,605,356	$736,760
Accrued discounts/premiums	—	—
Realized gain (loss)	75,406	—
Change in unrealized appreciation (depreciation)**	220,753	(1,211)
Purchases	—	—
Sales	(75,406)	—
Transfers into Level 3	—	500,094
Transfers out of Level 3	—	(736,760)

Balance as of 11/30/13	$3,826,109	$498,883

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $219,542 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Corporate Bond transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Directors. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 17, 2014

*	Print the name and title of each signing officer under his or her signature.